JD Digits reorganization (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
JD Digits reorganization
Net income/(loss) from discontinued operations, net of tax	¥ 6,915	¥ (1,365,432)
Net loss from discontinued operations attributable to non-controlling interests shareholders	(5,030)	(3,743)
Net income from discontinued operations attributable to mezzanine classified non-controlling interests shareholders	281,021	444,657
Net loss from discontinued operations attributable to ordinary shareholders	(269,076)	(1,806,346)
JD Digits | Held-for-sale
JD Digits reorganization
Net revenues	2,392,903	1,831,698
Operating expenses	(2,067,622)	(2,724,942)
Income/(Loss) from operations of discontinued operations	325,281	(893,244)
Other expenses	(316,245)	(459,079)
Income/(Loss) from discontinued operations before tax	9,036	(1,352,323)
Income tax expenses	(2,121)	(13,109)
Net income/(loss) from discontinued operations, net of tax	6,915	(1,365,432)
Net loss from discontinued operations attributable to non-controlling interests shareholders	(5,030)	(3,743)
Net income from discontinued operations attributable to mezzanine classified non-controlling interests shareholders	281,021	444,657
Net loss from discontinued operations attributable to ordinary shareholders	¥ (269,076)	¥ (1,806,346)